iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
Axon Enterprise, Inc.
(a)
..................... 95,029 $ 18,332,045
Huntington Ingalls Industries, Inc. .............. 159,556 32,131,387
L3Harris Technologies, Inc. .................. 195,875 34,458,330
Raytheon Technologies Corp. ................ 994,078 91,594,347
176,516,109
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc.
(b)
............... 222,354 21,021,347
Expeditors International of Washington, Inc. ....... 322,476 35,572,328
FedEx Corp. ............................ 63,949 13,939,603
United Parcel Service, Inc. , Class B ............ 225,308 37,626,436
108,159,714
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 200,082 17,623,223
a
Automobiles  —  1 .7%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 910,742 13,415,229
Tesla, Inc.
(a)
............................. 1,042,575 212,612,320
226,027,549
a
Banks  —  2 .9%
Bank of America Corp. ..................... 2,970,714 82,556,142
Citigroup, Inc. ........................... 830,682 36,815,826
Huntington Bancshares, Inc. ................. 1,562,064 16,104,880
JPMorgan Chase & Co. .................... 1,026,058 139,246,331
PNC Financial Services Group, Inc. (The) ........ 307,915 35,665,795
Regions Financial Corp. .................... 1,941,872 33,536,130
Truist Financial Corp. ...................... 450,307 13,720,854
U.S. Bancorp ........................... 444,178 13,280,922
Wells Fargo & Co. ........................ 538,993 21,457,311
392,384,191
a
Beverages  —  2 .3%
Coca-Cola Co. (The) ...................... 2,625,075 156,611,975
Keurig Dr Pepper, Inc. ..................... 625,851 19,476,483
Molson Coors Beverage Co. , Class B ........... 304,839 18,854,292
PepsiCo, Inc. ........................... 636,221 116,014,899
310,957,649
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 545,375 75,239,935
Alnylam Pharmaceuticals, Inc.
(a)
............... 70,133 12,975,306
Amgen, Inc. ............................ 243,973 53,832,643
Biogen, Inc.
(a)
........................... 77,218 22,888,188
Gilead Sciences, Inc. ...................... 716,358 55,116,585
Horizon Therapeutics PLC
(a)
................. 132,746 13,278,582
Moderna, Inc.
(a) (b)
......................... 105,941 13,529,725
Regeneron Pharmaceuticals, Inc.
(a)
............. 37,686 27,720,314
Vertex Pharmaceuticals, Inc.
(a)
................ 78,074 25,262,404
299,843,682
a
Broadline Retail  —  3 .1%
Amazon.com, Inc.
(a)
....................... 3,313,083 399,491,548
MercadoLibre, Inc.
(a) (b)
...................... 18,714 23,186,646
422,678,194
a
Building Products  —  1 .2%
Allegion PLC ............................ 122,361 12,816,091
Carrier Global Corp. ....................... 563,037 23,028,213
Fortune Brands Innovations, Inc. .............. 374,992 22,668,267
Johnson Controls International PLC ............ 712,428 42,531,952
Owens Corning .......................... 121,440 12,912,715
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 282,357 $ 46,089,133
160,046,371
a
Capital Markets  —  3 .1%
Ameriprise Financial, Inc. ................... 79,386 23,694,339
Bank of New York Mellon Corp. (The) ........... 659,838 26,525,488
BlackRock, Inc.
(c)
......................... 35,243 23,174,035
Charles Schwab Corp. (The) ................. 447,372 23,572,031
FactSet Research Systems, Inc. ............... 45,837 17,642,203
Goldman Sachs Group, Inc. (The) ............. 145,194 47,028,337
Intercontinental Exchange, Inc. ............... 122,966 13,028,248
Invesco Ltd. ............................ 877,566 12,619,399
MarketAxess Holdings, Inc. .................. 46,993 12,801,363
Moody's Corp. ........................... 83,625 26,499,090
Morgan Stanley .......................... 879,448 71,903,668
Nasdaq, Inc. ............................ 570,838 31,595,883
Northern Trust Corp. ....................... 185,238 13,322,317
S&P Global, Inc. ......................... 159,892 58,749,117
State Street Corp. ........................ 267,693 18,208,478
420,363,996
a
Chemicals  —  1 .5%
Dow, Inc. .............................. 529,867 25,846,912
Ecolab, Inc. ............................ 298,646 49,291,522
International Flavors & Fragrances, Inc. .......... 254,626 19,680,044
Linde PLC ............................. 157,640 55,750,962
Mosaic Co. (The) ......................... 373,990 11,952,720
PPG Industries, Inc. ....................... 172,933 22,704,374
Sherwin-Williams Co. (The) .................. 57,738 13,151,562
198,378,096
a
Commercial Services & Supplies  —  0 .3%
Cintas Corp. ............................ 28,428 13,421,996
Copart, Inc.
(a)
........................... 151,566 13,275,666
Waste Management, Inc. .................... 80,880 13,096,090
39,793,752
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 93,620 15,572,751
Cisco Systems, Inc. ....................... 1,493,345 74,174,446
Motorola Solutions, Inc. .................... 86,884 24,494,337
114,241,534
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 119,780 21,270,532
a
Consumer Finance  —  0 .7%
American Express Co. ..................... 322,762 51,177,143
Discover Financial Services .................. 142,181 14,607,676
Synchrony Financial ....................... 779,252 24,125,642
89,910,461
a
Consumer Staples Distribution & Retail  —  1 .2%
Costco Wholesale Corp. .................... 165,306 84,563,937
Dollar Tree, Inc.
(a)
......................... 83,545 11,268,550
Kroger Co. (The) ......................... 507,673 23,012,817
Sysco Corp. ............................ 187,316 13,102,754
Target Corp. ............................ 272,809 35,718,883
167,666,941
a
Containers & Packaging  —  0 .4%
Amcor PLC ............................. 1,307,605 12,605,312
Avery Dennison Corp. ...................... 94,076 15,158,466
Ball Corp. .............................. 245,713 12,570,677

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Containers & Packaging (continued)
International Paper Co. ..................... 418,469 $ 12,319,728
52,654,183
a
Distributors  —  0 .4%
LKQ Corp. ............................. 771,943 40,719,993
Pool Corp. ............................. 38,760 12,257,075
52,977,068
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 2,237,347 35,193,468
Verizon Communications, Inc. ................ 1,829,472 65,184,088
100,377,556
a
Electric Utilities  —  1 .0%
Eversource Energy ....................... 648,859 44,920,508
Exelon Corp. ............................ 497,558 19,728,175
NextEra Energy, Inc. ...................... 967,911 71,102,742
135,751,425
a
Electrical Equipment  —  0 .1%
Eaton Corp. PLC ......................... 90,276 15,879,548
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(a)
................. 149,249 24,148,488
Trimble, Inc.
(a)
........................... 291,220 13,591,238
37,739,726
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 663,980 18,093,455
Schlumberger Ltd. ........................ 661,893 28,348,877
46,442,332
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 160,362 20,526,336
Netflix, Inc.
(a)
............................ 139,766 55,239,716
Walt Disney Co. (The)
(a)
.................... 811,698 71,396,956
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,096,221 12,365,373
159,528,381
a
Financial Services  —  2 .8%
Berkshire Hathaway, Inc. , Class B
(a)
............ 156,422 50,223,975
Fidelity National Information Services, Inc. ........ 419,368 22,884,912
Fiserv, Inc.
(a)
............................ 246,147 27,615,232
Mastercard, Inc. , Class A .................... 335,455 122,447,784
PayPal Holdings, Inc.
(a)
..................... 342,898 21,256,247
Visa, Inc. , Class A ........................ 611,627 135,187,916
379,616,066
a
Food Products  —  1 .9%
Archer-Daniels-Midland Co. .................. 312,031 22,044,990
Bunge Ltd.
(a)
............................ 289,801 26,847,165
Campbell Soup Co. ....................... 253,878 12,833,533
Conagra Brands, Inc. ...................... 411,580 14,351,795
Darling Ingredients, Inc.
(a)
................... 206,323 13,076,752
General Mills, Inc. ........................ 779,001 65,560,724
Kellogg Co. ............................. 805,599 53,789,845
Lamb Weston Holdings, Inc. ................. 116,823 12,990,718
McCormick & Co., Inc. , NVS ................. 150,413 12,894,906
Mondelez International, Inc. , Class A ............ 343,593 25,223,162
259,613,590
a
Gas Utilities  —  0 .2%
UGI Corp. .............................. 757,390 21,184,198
a
Ground Transportation  —  0 .7%
CSX Corp. ............................. 413,938 12,695,478
JB Hunt Transport Services, Inc. .............. 105,577 17,628,192
Security Shares Value
a
Ground Transportation (continued)
Norfolk Southern Corp. ..................... 61,423 $ 12,787,040
Uber Technologies, Inc.
(a)
................... 666,718 25,288,614
Union Pacific Corp. ....................... 150,293 28,934,408
97,333,732
a
Health Care Equipment & Supplies  —  2 .5%
Abbott Laboratories ....................... 599,637 61,162,974
Becton Dickinson & Co. .................... 53,101 12,837,698
Cooper Companies, Inc. (The) ................ 82,431 30,625,589
Dexcom, Inc.
(a)
.......................... 162,965 19,109,276
Edwards Lifesciences Corp.
(a)
................ 394,826 33,256,194
Hologic, Inc.
(a)
........................... 173,978 13,725,124
IDEXX Laboratories, Inc.
(a)
................... 48,152 22,379,605
Insulet Corp.
(a)
........................... 55,546 15,233,490
Intuitive Surgical, Inc.
(a)
..................... 109,807 33,802,987
Medtronic PLC .......................... 208,364 17,244,205
ResMed, Inc. ........................... 59,572 12,557,182
STERIS PLC ............................ 65,040 13,006,049
Stryker Corp. ........................... 46,870 12,916,435
Zimmer Biomet Holdings, Inc. ................ 256,260 32,632,148
330,488,956
a
Health Care Providers & Services  —  3 .1%
Cigna Group (The) ........................ 127,496 31,543,785
CVS Health Corp. ........................ 308,901 21,014,535
DaVita, Inc.
(a)
............................ 133,301 12,486,305
Elevance Health, Inc. ...................... 119,990 53,733,922
HCA Healthcare, Inc. ...................... 95,571 25,248,903
Humana, Inc. ........................... 36,148 18,141,597
Laboratory Corp. of America Holdings ........... 90,047 19,137,689
McKesson Corp. ......................... 37,299 14,577,941
Molina Healthcare, Inc.
(a)
.................... 46,898 12,845,362
Quest Diagnostics, Inc. ..................... 195,353 25,913,575
UnitedHealth Group, Inc. .................... 378,080 184,215,699
418,859,313
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 572,802 42,736,757
a
Hotels, Restaurants & Leisure  —  1 .8%
Airbnb, Inc. , Class A
(a) (b)
..................... 124,547 13,671,524
Booking Holdings, Inc.
(a)
.................... 16,228 40,712,320
Caesars Entertainment, Inc.
(a)
................ 305,410 12,524,864
Chipotle Mexican Grill, Inc.
(a)
................. 9,167 19,035,184
Hilton Worldwide Holdings, Inc. ............... 351,020 47,780,842
Las Vegas Sands Corp.
(a)
................... 221,092 12,188,802
McDonald's Corp. ........................ 98,202 27,998,372
Starbucks Corp. .......................... 518,410 50,617,552
Vail Resorts, Inc. ......................... 66,268 16,116,378
240,645,838
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 140,736 13,011,043
Clorox Co. (The) ......................... 92,266 14,594,636
Colgate-Palmolive Co. ..................... 401,313 29,849,661
Kimberly-Clark Corp. ...................... 232,614 31,235,408
Procter & Gamble Co. (The) ................. 825,137 117,582,023
206,272,771
a
Industrial Conglomerates  —  1 .0%
3M Co. ................................ 432,362 40,343,698
General Electric Co. ....................... 372,693 37,839,520
Honeywell International, Inc. ................. 262,383 50,272,583
128,455,801
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 532,415 $ 66,312,288
a
Insurance  —  1 .7%
Arch Capital Group Ltd.
(a)
................... 256,193 17,856,652
Chubb Ltd. ............................. 112,282 20,861,996
Hartford Financial Services Group, Inc. (The) ...... 227,260 15,571,855
Marsh & McLennan Companies, Inc. ............ 203,028 35,160,389
Progressive Corp. (The) .................... 294,460 37,664,378
Prudential Financial, Inc. .................... 718,497 56,538,529
Travelers Companies, Inc. (The) ............... 247,774 41,933,272
225,587,071
a
Interactive Media & Services  —  5 .2%
Alphabet, Inc. , Class A
(a)
.................... 1,235,197 151,768,655
Alphabet, Inc. , Class C , NVS
(a)
................ 2,719,485 335,502,865
Meta Platforms, Inc. , Class A
(a)
................ 721,370 190,961,066
ZoomInfo Technologies, Inc.
(a)
................ 557,478 13,786,431
692,019,017
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 252,030 77,101,018
Akamai Technologies, Inc.
(a) (b)
................. 188,783 17,390,690
Gartner, Inc.
(a)
........................... 42,015 14,405,263
International Business Machines Corp. .......... 465,395 59,845,143
MongoDB, Inc. , Class A
(a) (b)
.................. 48,603 14,279,075
Snowflake, Inc. , Class A
(a) (b)
.................. 93,287 15,425,938
Twilio, Inc. , Class A
(a)
...................... 261,208 18,185,301
216,632,428
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 354,977 21,067,885
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 254,492 29,437,090
Avantor, Inc.
(a) (b)
.......................... 638,386 12,729,417
Danaher Corp. .......................... 348,798 80,090,997
Illumina, Inc.
(a) (b)
.......................... 65,564 12,893,160
Mettler-Toledo International, Inc.
(a)
............. 9,662 12,771,908
Repligen Corp.
(a)
......................... 83,980 14,101,922
Thermo Fisher Scientific, Inc. ................. 79,916 40,634,089
Waters Corp.
(a) (b)
......................... 77,186 19,390,667
West Pharmaceutical Services, Inc.
(b)
........... 39,888 13,347,721
235,396,971
a
Machinery  —  1 .8%
Caterpillar, Inc. .......................... 157,210 32,345,958
Cummins, Inc. ........................... 243,200 49,712,512
Deere & Co. ............................ 90,668 31,369,315
Dover Corp. ............................ 116,061 15,474,413
Fortive Corp. ............................ 203,570 13,254,443
Graco, Inc. ............................. 171,356 13,107,020
IDEX Corp. ............................. 90,635 18,050,867
Ingersoll Rand, Inc. ....................... 223,863 12,684,078
Pentair PLC ............................ 608,252 33,739,738
Xylem, Inc. ............................. 231,417 23,187,983
242,926,327
a
Media  —  0 .7%
Comcast Corp. , Class A .................... 1,283,179 50,493,094
Fox Corp. , Class B ........................ 462,588 13,512,195
Interpublic Group of Companies, Inc. (The) ....... 475,436 17,681,465
Paramount Global , Class B , NVS .............. 881,601 13,409,151
95,095,905
a
Security Shares Value
a
Metals & Mining  —  0 .4%
Freeport-McMoRan, Inc. .................... 374,400 $ 12,856,896
Newmont Corp. .......................... 393,921 15,973,496
Nucor Corp. ............................ 96,447 12,736,791
Steel Dynamics, Inc. ....................... 137,790 12,662,901
54,230,084
a
Multi-Utilities  —  1 .2%
CMS Energy Corp. ........................ 507,718 29,437,490
Consolidated Edison, Inc. ................... 497,475 46,414,417
Public Service Enterprise Group, Inc. ........... 1,168,795 69,835,501
Sempra Energy .......................... 91,809 13,177,346
158,864,754
a
Oil, Gas & Consumable Fuels  —  3 .8%
Cheniere Energy, Inc. ...................... 192,558 26,913,832
Chevron Corp. ........................... 574,215 86,488,263
ConocoPhillips .......................... 505,355 50,181,752
EOG Resources, Inc. ...................... 202,729 21,750,794
Exxon Mobil Corp. ........................ 1,204,543 123,080,204
Hess Corp. ............................. 478,516 60,613,622
Marathon Petroleum Corp. .................. 121,390 12,735,025
Occidental Petroleum Corp. .................. 226,178 13,041,423
ONEOK, Inc. ............................ 896,673 50,805,492
Ovintiv, Inc.
(a)
............................ 536,759 17,750,620
Phillips 66 .............................. 222,943 20,423,808
Pioneer Natural Resources Co. ............... 72,859 14,530,999
Valero Energy Corp. ....................... 120,196 12,865,780
511,181,614
a
Pharmaceuticals  —  4 .1%
Bristol-Myers Squibb Co. .................... 788,137 50,787,548
Eli Lilly & Co. ........................... 297,486 127,758,337
Johnson & Johnson ....................... 743,377 115,268,038
Merck & Co., Inc. ......................... 1,046,243 115,515,690
Pfizer, Inc. ............................. 1,811,198 68,861,748
Zoetis, Inc. , Class A ....................... 404,214 65,890,924
544,082,285
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 401,199 83,846,579
Broadridge Financial Solutions, Inc.
(a)
........... 179,063 26,272,123
Leidos Holdings, Inc. ...................... 170,597 13,316,802
123,435,504
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 438,199 32,829,869
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 75,888 13,202,994
a
Semiconductors & Semiconductor Equipment  —  7 .1%
Advanced Micro Devices, Inc.
(a)
............... 594,472 70,272,535
Applied Materials, Inc. ..................... 368,120 49,070,396
Broadcom, Inc. .......................... 107,576 86,917,105
Enphase Energy, Inc.
(a) (b)
.................... 82,367 14,321,974
First Solar, Inc.
(a)
......................... 75,565 15,336,672
Intel Corp. ............................. 1,793,095 56,374,907
Lam Research Corp. ...................... 94,066 58,010,502
Marvell Technology, Inc. .................... 375,510 21,963,580
Micron Technology, Inc. ..................... 347,003 23,665,605
NVIDIA Corp. ........................... 941,374 356,159,439
NXP Semiconductors NV ................... 245,573 43,982,124
ON Semiconductor Corp.
(a) (b)
................. 158,536 13,253,610
QUALCOMM, Inc. ........................ 329,867 37,410,216

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ..................... 606,661 $ 105,486,215
952,224,880
a
Software  —  11 .6%
Adobe, Inc.
(a)
............................ 222,718 93,049,353
ANSYS, Inc.
(a)
........................... 56,768 18,369,557
Atlassian Corp. , Class A
(a)
................... 91,003 16,452,432
Autodesk, Inc.
(a)
.......................... 191,593 38,201,728
Black Knight, Inc.
(a)
........................ 240,452 13,893,317
Cadence Design Systems, Inc.
(a)
.............. 168,015 38,796,344
Fair Isaac Corp.
(a)
......................... 17,695 13,937,821
Fortinet, Inc.
(a)
........................... 192,074 13,124,416
Gen Digital, Inc. .......................... 825,550 14,480,147
HubSpot, Inc.
(a)
.......................... 27,846 14,423,949
Intuit, Inc.
(b)
............................. 149,544 62,676,881
Microsoft Corp. .......................... 2,643,399 868,065,798
Oracle Corp. ............................ 553,949 58,685,357
Palo Alto Networks, Inc.
(a)
................... 70,895 15,128,284
PTC, Inc.
(a)
............................. 113,708 15,282,355
Roper Technologies, Inc. .................... 29,403 13,355,431
Salesforce, Inc.
(a)
......................... 416,657 93,072,841
ServiceNow, Inc.
(a) (b)
....................... 88,243 48,073,022
Splunk, Inc.
(a) (b)
.......................... 138,978 13,799,126
Synopsys, Inc.
(a)
......................... 91,971 41,843,126
VMware, Inc. , Class A
(a)
.................... 143,628 19,575,060
Workday, Inc. , Class A
(a)
.................... 167,494 35,507,053
1,559,793,398
a
Specialized REITs  —  1 .5%
American Tower Corp. ..................... 276,103 50,924,437
Crown Castle, Inc. ........................ 294,213 33,307,854
Digital Realty Trust, Inc. .................... 190,780 19,547,319
Equinix, Inc. ............................ 69,044 51,475,754
Iron Mountain, Inc. ........................ 290,182 15,501,523
SBA Communications Corp. , Class A ............ 57,306 12,709,325
Weyerhaeuser Co. ........................ 720,161 20,639,814
204,106,026
a
Specialty Retail  —  2 .0%
AutoZone, Inc.
(a) (b)
........................ 5,006 11,948,521
Best Buy Co., Inc. ........................ 338,347 24,587,677
Home Depot, Inc. (The) .................... 440,702 124,916,982
Lowe's Companies, Inc. .................... 257,525 51,796,003
TJX Companies, Inc. (The) .................. 241,779 18,566,209
Tractor Supply Co. ........................ 93,306 19,556,005
Ulta Beauty, Inc.
(a)
........................ 27,236 11,162,130
262,533,527
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  7 .9%
Apple, Inc. ............................. 5,578,598 $ 988,806,495
Hewlett Packard Enterprise Co. ............... 2,125,125 30,644,303
HP, Inc. ............................... 538,745 15,655,930
Seagate Technology Holdings PLC ............. 214,808 12,909,961
Western Digital Corp.
(a)
..................... 349,006 13,517,002
1,061,533,691
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a)
.................... 37,975 18,038,125
Lululemon Athletica, Inc.
(a)
................... 46,080 15,295,335
Nike, Inc. , Class B ........................ 309,962 32,626,600
65,960,060
a
Trading Companies & Distributors  —  0 .7%
Ferguson PLC
(a)
.......................... 259,571 37,614,433
United Rentals, Inc. ....................... 38,335 12,795,840
WW Grainger, Inc. ........................ 58,347 37,868,370
88,278,643
a
Water Utilities  —  0 .2%
Essential Utilities, Inc. ...................... 603,403 24,582,638
a
Total Long-Term Investments — 99.3%
(Cost: $ 13,627,661,067 ) .............................. 13,344,297,094
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.29%
(c) (d) (e)
...................... 63,864,041 63,876,814
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.07%
(c) (d)
............................ 71,175,283 71,175,283
a
Total Short-Term Securities — 1.0%
(Cost: $ 135,047,733 ) ................................ 135,052,097
Total Investments — 100.3%
(Cost: $ 13,762,708,800 ) .............................. 13,479,349,191
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (46,922,403)
Net Assets — 100.0% ................................. $ 13,432,426,788
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/23
  Shares Held
at 05/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 182,787,820  $ —  $ (118,877,756)
(a)
$ 60,930  $ (94,180) $ 63,876,814  63,864,041  $ 355,765
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 92,176,498  —  (21,001,215)
(a)
—  —  71,175,283  71,175,283  2,194,736  56
BlackRock, Inc. .. 117,271,979  4,916,780  (99,899,976) (9,063,623) 9,948,875  23,174,035  35,243  1,908,695  —
$ (9,002,693) $ 9,854,695
$ 158,226,132
$ 4,459,196  $ 56
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 418 06/16/23 $ 87,581 $ 4,360,388

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,344,297,094 $ — $ — $ 13,344,297,094
Short-Term Securities
Money Market Funds ...................................... 135,052,097 — — 135,052,097
$ 13,479,349,191 $ — $ — $ 13,479,349,191
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,360,388 $ — $ — $ 4,360,388
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares